Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Commitments and contingencies
Commitments and contingencies

26.Commitments and contingencies

(a)Capital expenditure commitments

Other than the capital commitments related to the acquisition of Lynk&Co described in Note 27, the Group’s capital expenditure commitments primarily relate to commitments on construction and purchase of production facilities, equipment and tooling. Total capital commitments contracted but not yet reflected in the combined and consolidated financial statements are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Less than one year	227,875	36,483
One to three years	146,227	88,878
Four to five years	13,752	—
Total	387,854	125,361

(b)   Contingencies

The Group is subject to periodic legal or administrative proceeding in the ordinary course of business. The Group does not have any pending legal or administrative proceeding to which the Group is a party that will have a material effect on its business or financial condition.